Subsequent Events - Loan Facility (Details) (USD $) In Thousands, unless otherwise specified	Jul. 12, 2013 Senior secured term loan facility	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc.	Feb. 07, 2014 Additional new Tranche B1 term loan
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,800,000	$ 100,000	$ 1,900,000